Document And Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	GLOBAL MACRO TRUST
Entity Central Index Key	0001145765
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	0
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 0

Statements Of Financial Condition (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Investments in U.S. Treasury notes - at fair value (amortized cost $81,041,000 and $146,977,164)	$ 81,045,824	$ 147,055,005
Net unrealized appreciation on open futures and forward currency contracts	12,894,380	37,402,229
Due from brokers	6,913,738	14,425,007
Cash denominated in foreign currencies (cost $1,754,566 and $8,260,299)	1,719,017	8,404,398
Total equity in trading accounts	102,572,959	207,286,639
INVESTMENTS IN U.S. TREASURY NOTES - at fair value (amortized cost $634,052,301 and $654,167,743)	634,082,662	654,498,603
CASH AND CASH EQUIVALENTS	42,348,737	47,954,734
ACCRUED INTEREST RECEIVABLE	3,339,577	1,421,896
TOTAL	782,343,935	911,161,872
LIABILITIES:
Subscriptions by Unitholders received in advance	3,164,450	6,440,530
Net unrealized depreciation on open futures and forward currency contracts	917,275
Due to Managing Owner	137,996	1,276
Accrued brokerage fees	4,005,466	4,843,008
Accrued management fees	57,276	24,278
Redemptions payable to Unitholders	17,618,625	5,953,490
Redemption payable to Managing Owner	1,259	262,829
Accrued expenses	180,897	239,340
Cash denominated in foreign currencies (cost -$2,107,152 and -$469,938)	2,122,063	471,510
Due to brokers	951,234
Total liabilities	29,156,541	18,236,261
TRUST CAPITAL:
Total trust capital	753,187,394	892,925,611
TOTAL	782,343,935	911,161,872
Managing Owner Interest [Member]
TRUST CAPITAL:
Total trust capital	9,644,943	10,922,729
Series 1 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	709,737,394	867,646,692
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	$ 1,175.07	$ 1,314.17
Series 2 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	240,698	101,957
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	$ 1,261.94	$ 1,350.56
Series 3 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	32,771,232	14,178,784
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	$ 1,267.1	$ 1,352.8
Series 4 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 793,127	$ 75,449
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	$ 1,307.09	$ 1,366.01

Statements Of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Investments in U.S. Treasury notes at fair value, amortized cost	$ 81,041,000	$ 146,977,164
Cash denominated in foreign currencies, cost	1,754,566	8,260,299
INVESTMENTS IN U.S. TREASURY NOTES at fair value, amortized cost	634,052,301	654,167,743
Cash denominated in foreign currencies, cost	$ (2,107,152)	$ (469,938)
Shares outstanding	638,865.21	679,145.82
Managing Owner Interest [Member]
Shares outstanding	8,207.97	8,311.477
Series 1 Unitholders [Member]
Shares outstanding	603,996.596	660,222.516
Series 2 Unitholders [Member]
Shares outstanding	190.737	75.492
Series 3 Unitholders [Member]
Shares outstanding	25,863.12	10,481.102
Series 4 Unitholders [Member]
Shares outstanding	606.787	55.233

Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Long Futures Contracts: Energies [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	(0.04%)	0.33%
Net Unrealized Appreciation (Depreciation)	$ (317,941)	$ 2,974,672
Long Futures Contracts: Grains [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.10%	0.72%
Net Unrealized Appreciation (Depreciation)	740,413	6,435,870
Long Futures Contracts: Interest Rates, 2 Year U.S Treasury Note [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.05%	(0.04%)
Net Unrealized Appreciation (Depreciation)	416,798	(332,016)
Long Futures Contracts: Interest Rates, 5 Year U.S. Treasury Note [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.09%
Net Unrealized Appreciation (Depreciation)	647,000
Long Futures Contracts: Interest Rates, 10 Year U.S. Treasury Note [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.09%
Net Unrealized Appreciation (Depreciation)	679,344
Long Futures Contracts: Interest Rates, 30 Year U.S. Treasury Bond [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.03%
Net Unrealized Appreciation (Depreciation)	213,719
Long Futures Contracts: Interest Rates, Other [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.86%	0.20%
Net Unrealized Appreciation (Depreciation)	6,494,508	1,791,919
Long Futures Contracts: Livestock [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital		0.07%
Net Unrealized Appreciation (Depreciation)		578,540
Long Futures Contracts: Metals [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	(0.15%)	1.18%
Net Unrealized Appreciation (Depreciation)	(1,082,372)	10,487,557
Long Futures Contracts: Interest Rates [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	1.12%	0.16%
Net Unrealized Appreciation (Depreciation)	8,451,369	1,459,903
Long Futures Contracts: Stock Indices [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.00%	0.57%
Net Unrealized Appreciation (Depreciation)	(36,565)	5,040,779
Long Futures Contracts: Softs [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	(0.05%)	0.32%
Net Unrealized Appreciation (Depreciation)	(406,302)	2,892,994
Long Futures Contracts [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.98%	3.35%
Net Unrealized Appreciation (Depreciation)	7,348,602	29,870,315
Short Futures Contracts: Energies [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.21%	(0.15%)
Net Unrealized Appreciation (Depreciation)	1,577,490	(1,326,800)
Short Futures Contracts: Grains [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	(0.31%)	(0.08%)
Net Unrealized Appreciation (Depreciation)	(2,352,297)	(707,463)
Short Futures Contracts: Interest Rates [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	(0.01%)	(0.01%)
Net Unrealized Appreciation (Depreciation)	(76,759)	(132,113)
Short Futures Contracts: Livestock [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.00%	(0.03%)
Net Unrealized Appreciation (Depreciation)	(24,710)	(295,000)
Short Futures Contracts: Metals [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.05%	(0.13%)
Net Unrealized Appreciation (Depreciation)	377,431	(1,179,968)
Short Futures Contracts: Softs [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.18%	(0.03%)
Net Unrealized Appreciation (Depreciation)	1,407,123	(262,312)
Short Futures Contracts: Stock Indices [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	(0.09%)	0.05%
Net Unrealized Appreciation (Depreciation)	(648,340)	498,176
Short Futures Contracts [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.03%	(0.38%)
Net Unrealized Appreciation (Depreciation)	259,938	(3,405,480)
Futures Contracts-Net [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	1.01%	2.97%
Net Unrealized Appreciation (Depreciation)	7,608,540	26,464,835
Long Forward Currency Contracts [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	(0.14%)	1.60%
Net Unrealized Appreciation (Depreciation)	(1,033,705)	14,278,410
Short Forward Currency Contracts [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.72%	(0.38%)
Net Unrealized Appreciation (Depreciation)	5,402,270	(3,341,016)
Forward Currency Contracts-Net [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	0.58%	1.22%
Net Unrealized Appreciation (Depreciation)	4,368,565	10,937,394
Futures And Forward Currency Contracts [Member]
Net Unrealized Appreciation (Depreciation) as a % of Trust Capital	1.59%	4.19%
Net Unrealized Appreciation (Depreciation)	$ 11,977,105	$ 37,402,229

Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Long Futures Contracts: Interest Rates, 2 Year U.S Treasury Note [Member]
Investment Term	2	2
Contracts	2,581	1,725
Investment settlement date	March 2012	March 2011
Long Futures Contracts: Interest Rates, 5 Year U.S. Treasury Note [Member]
Investment Term	5
Contracts	2,385
Investment settlement date	March 2012
Long Futures Contracts: Interest Rates, 10 Year U.S. Treasury Note [Member]
Investment Term	10
Contracts	1,128
Investment settlement date	March 2012
Long Futures Contracts: Interest Rates, 30 Year U.S. Treasury Bond [Member]
Investment Term	30
Contracts	279
Investment settlement date	March 2012

Condensed Schedule Of Investments (U.S. Treasury Notes) (USD $)	Dec. 31, 2011	Dec. 31, 2010
U.S. Treasury Notes, 0.375%, 08/31/2012 [Member]
Fair Value as a % of Trust Capital	29.05%
Fair Value	$ 218,782,420
U.S. Treasury Notes, 1.000%, 08/31/2011
Fair Value as a % of Trust Capital		24.69%
Fair Value		220,460,920
U.S. Treasury Notes, 0.750%, 11/30/2011 [Member]
Fair Value as a % of Trust Capital		24.70%
Fair Value		220,542,328
U.S. Treasury Notes, 0.875%, 02/29/2012 [Member]
Fair Value as a % of Trust Capital	28.71%
Fair Value	216,236,809
U.S. Treasury Notes, 0.875%, 03/31/2011 [Member]
Fair Value as a % of Trust Capital		19.52%
Fair Value		174,299,063
U.S. Treasury Notes, 4.250%, 09/30/2012 [Member]
Fair Value as a % of Trust Capital	30.44%
Fair Value	229,234,847
U.S. Treasury Notes, 0.875%, 05/31/2011 [Member]
Fair Value as a % of Trust Capital		20.86%
Fair Value		186,251,297
U.S. Treasury Notes, 0.500%, 11/30/2012 [Member]
Fair Value as a % of Trust Capital	6.75%
Fair Value	50,874,410
U.S. Treasury Notes [Member]
Fair Value as a % of Trust Capital	94.95%	89.77%
Fair Value	$ 715,128,486	$ 801,553,608

Condensed Schedule Of Investments (U.S. Treasury Notes) (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 U.S. Treasury Notes, 1.000%, 08/31/2011	Dec. 31, 2010 U.S. Treasury Notes, 0.750%, 11/30/2011 [Member]	Dec. 31, 2011 U.S. Treasury Notes, 0.875%, 02/29/2012 [Member]	Dec. 31, 2010 U.S. Treasury Notes, 0.875%, 03/31/2011 [Member]	Dec. 31, 2010 U.S. Treasury Notes, 0.875%, 05/31/2011 [Member]	Dec. 31, 2011 U.S. Treasury Notes, 0.375%, 08/31/2012 [Member]	Dec. 31, 2011 U.S. Treasury Notes, 4.250%, 09/30/2012 [Member]	Dec. 31, 2011 U.S. Treasury Notes, 0.500%, 11/30/2012 [Member]
Investment Owned, Balance, Principal Amount			$ 219,330,000	$ 219,650,000	$ 215,950,000	$ 174,000,000	$ 185,700,000	$ 218,390,000	$ 222,440,000	$ 50,710,000
Investment Interest Rate			1.00%	0.75%	0.88%	0.88%	0.88%	0.38%	4.25%	0.50%
Investment Maturity Date			08/31/2011	11/30/2011	02/29/2012	03/31/2011	05/31/2011	08/31/2012	09/30/2012	11/30/2012
Investment Owned, at Cost	$ 715,093,301	$ 801,144,907

Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INVESTMENT INCOME - Interest income	$ 2,072,015	$ 3,235,502	$ 9,966,151
EXPENSES:
Brokerage fees	54,834,929	57,320,175	63,566,376
Administrative expenses	2,158,133	2,233,354	2,670,335
Custody fees	165,650	160,011	193,127
Management fees	571,739	143,533	10,864
Total expenses	57,730,451	59,857,073	66,440,702
NET INVESTMENT LOSS	(55,658,436)	(56,621,571)	(56,474,551)
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Futures and forward currency contracts	(8,224,392)	87,904,542	(49,280,152)
Foreign exchange translation	(52,568)	352,202	126,508
Net change in unrealized:
Futures and forward currency contracts	(25,425,124)	42,259,414	(9,457,839)
Foreign exchange translation	(192,987)	(302,673)	352,661
Net gains (losses) from U.S. Treasury notes:
Realized	28,504	16,976	526,749
Net change in unrealized	(373,516)	(203,035)	(6,705,006)
Total net realized and unrealized gains (losses)	(34,240,083)	130,027,426	(64,437,079)
NET INCOME (LOSS)	(89,898,519)	73,405,855	(120,911,630)
LESS PROFIT SHARE TO MANAGING OWNER	1,385	262,695	43,187
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	(89,899,904)	73,143,160	(120,954,817)
Series 1 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	(87,273,146)	70,377,586	(120,377,559)
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER UNIT OUTSTANDING (see Note 7):
Unitholders	$ (139.1)	$ 102.2	$ (159.03)
Series 2 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	(16,960)	6,427
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER UNIT OUTSTANDING (see Note 7):
Unitholders	$ (88.62)	$ 72.46
Series 3 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	(2,100,691)	1,069,450	48,439
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER UNIT OUTSTANDING (see Note 7):
Unitholders	$ (85.7)	$ 131.36	$ 40.53
Series 4 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER	$ (31,196)	$ 4,408
NET INCOME (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER UNIT OUTSTANDING (see Note 7):
Unitholders	$ (58.92)	$ 50.68

Statements Of Changes In Trust Capital (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
TRUST CAPITAL, Beginning	$ 892,925,611		$ 879,154,612		$ 1,030,381,361
TRUST CAPITAL units, Beginning	679,145.82		725,375.859		751,554.935
Subscriptions	69,799,650		42,864,905		80,031,122
Subscriptions, units	54,089.406		34,326.986		60,574.678
Redemptions	(119,639,348)		(102,499,761)		(110,346,241)
Redemptions, units	(96,675.444)		(83,185.343)		(89,360.41)
Trust Transfer Units					2.198
Additional units allocated, units	2,304.407	[1]	2,428.344	[1]	2,576.712	[1]
Net income (loss) after profit share to Managing Owner	(89,899,904)		73,143,160		(120,954,817)
Managing Owner's profit share	1,385		262,695		43,187
Managing Owner's profit share, units	1.021		199.974		32.142
TRUST CAPITAL, Ending	753,187,394		892,925,611		879,154,612
TRUST CAPITAL units, Ending	638,865.21		679,145.82		725,375.859
Series 1 Unitholders [Member]
TRUST CAPITAL, Beginning	867,646,692		865,980,227		1,018,820,851
TRUST CAPITAL units, Beginning	660,222.516		714,519.974		743,122.758
Subscriptions	46,027,878		31,438,164		78,304,008
Subscriptions, units	36,354.165		25,234.721		59,130.01
Redemptions	(116,664,030)		(100,149,285)		(110,305,815)
Redemptions, units	(94,309.154)		(81,345.253)		(89,327.054)
Transfers					(461,258)
Trust Transfer Units					(388.822)
Additional units allocated, units	1,729.069	[1]	1,813.074	[1]	1,983.082	[1]
Net income (loss) after profit share to Managing Owner	(87,273,146)		70,377,586		(120,377,559)
TRUST CAPITAL, Ending	709,737,394		867,646,692		865,980,227
TRUST CAPITAL units, Ending	603,996.596		660,222.516		714,519.974
Series 2 Unitholders [Member]
TRUST CAPITAL, Beginning	101,957
TRUST CAPITAL units, Beginning	75.492
Subscriptions	184,000		95,530
Subscriptions, units	136.584		75.492
Redemptions	(28,299)
Redemptions, units	(21.339)
Net income (loss) after profit share to Managing Owner	(16,960)		6,427
TRUST CAPITAL, Ending	240,698		101,957
TRUST CAPITAL units, Ending	190.737		75.492
Series 3 Unitholders [Member]
TRUST CAPITAL, Beginning	14,178,784		2,236,811
TRUST CAPITAL units, Beginning	10,481.102		1,831.292
Subscriptions	22,838,898		11,260,170		1,727,114
Subscriptions, units	17,047.103		8,961.54		1,444.668
Redemptions	(2,145,759)		(387,647)
Redemptions, units	(1,665.085)		(311.73)
Transfers					461,258
Trust Transfer Units					386.624
Net income (loss) after profit share to Managing Owner	(2,100,691)		1,069,450		48,439
TRUST CAPITAL, Ending	32,771,232		14,178,784		2,236,811
TRUST CAPITAL units, Ending	25,863.12		10,481.102		1,831.292
Series 4 Unitholders [Member]
TRUST CAPITAL, Beginning	75,449
TRUST CAPITAL units, Beginning	55.233
Subscriptions	748,874		71,041
Subscriptions, units	551.554		55.233
Net income (loss) after profit share to Managing Owner	(31,196)		4,408
TRUST CAPITAL, Ending	793,127		75,449
TRUST CAPITAL units, Ending	606.787		55.233
New Profit Memo Account [Member]
Additional units allocated, units	0.05	[1]	0.022	[1]	1.214	[1]
Net income (loss) after profit share to Managing Owner	(126)		134		(2,761)
Managing Owner's profit share	1,385		262,695		43,187
Managing Owner's profit share, units	1.021		199.974		32.142
Transfer of New Profit Memo Account to Managing Owner	(1,259)		(262,829)		(40,426)
Transfer of New Profit Memo Account to Managing Owner, units	(1.071)		(199.996)		(33.356)
Managing Owner [Member]
TRUST CAPITAL, Beginning	10,922,729		10,937,574		11,560,510
TRUST CAPITAL units, Beginning	8,311.477		9,024.593		8,432.177
Redemptions	(801,260)		(1,962,829)		(40,426)
Redemptions, units	(679.866)		(1,528.36)		(33.356)
Additional units allocated, units	575.288	[1]	615.248	[1]	592.416	[1]
Net income (loss) after profit share to Managing Owner	(477,785)		1,685,155		(622,936)
Transfer of New Profit Memo Account to Managing Owner	1,259		262,829		40,426
Transfer of New Profit Memo Account to Managing Owner, units	1.071		199.996		33.356
TRUST CAPITAL, Ending	$ 9,644,943		$ 10,922,729		$ 10,937,574
TRUST CAPITAL units, Ending	8,207.97		8,311.477		9,024.593

[1]	Additional units are issued to Series 1 Unitholders who are charged less than a 7.0% brokerage fee and the Managing Owner.

Statements Of Changes In Trust Capital (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements Of Changes In Trust Capital [Abstract]
Brokerage fee percentage, maximum	7.00%	7.00%	7.00%

Statements Of Financial Highlights (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Series 1 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	(85.22)	[1]	(82.06)	[1]	(75.05)	[1]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	$ (53.38)		$ 184.52		$ (75.84)
Net losses from U.S. Treasury notes	$ (0.5)	[1]	$ (0.26)	[1]	$ (8.1)	[1]
Net income (loss) from operations	$ (139.1)		$ 102.2		$ (158.99)
Less profit share allocated to Managing Owner	$ 0		$ 0		$ 0.04
Net income (loss) after profit allocation	$ (139.1)		$ 102.2		$ (159.03)
NET ASSET VALUE - Beginning of year/period	$ 1,314.17		$ 1,211.97		$ 1,371
NET ASSET VALUE - End of year/period	1,175.07		1,314.17		1,211.97
RETURNS:
Total return before profit share allocation	(10.58%)		8.43%		(11.60%)
Profit share allocation	0.00%		0.00%		0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(10.58%)		8.43%		(11.60%)
RATIOS TO AVERAGE TRUST CAPITAL:
Net investment loss	$ (6.78%)		$ (6.66%)		$ (6.00%)
Total expenses	7.03%		7.03%		7.05%
Profit share allocation	0.00%		0.00%		0.00%
Total expenses and profit share allocation	7.03%		7.03%		7.05%
Series 2 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	(32.99)	[1]	(23.37)	[1],[2]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	$ (54.87)		$ 124.78	[2]
Net losses from U.S. Treasury notes	$ (0.76)	[1]	$ (0.1)	[1],[2]
Net income (loss) from operations	$ (88.62)		$ 101.31	[2]
Less profit share allocated to Managing Owner	$ 0		$ 28.85	[2]
Net income (loss) after profit allocation	$ (88.62)		$ 72.46	[2]
NET ASSET VALUE - Beginning of year/period	1,350.56	[2]	1,278.1	[2]
NET ASSET VALUE - End of year/period	1,261.94		1,350.56	[2]
RETURNS:
Total return before profit share allocation	(6.56%)		7.20%	[2]
Profit share allocation	0.00%		(1.53%)	[2]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(6.56%)		5.67%	[2]
RATIOS TO AVERAGE TRUST CAPITAL:
Net investment loss	$ (2.52%)		$ (2.45%)	[2]
Total expenses	2.75%		2.80%	[2]
Profit share allocation	0.00%		2.27%	[2]
Total expenses and profit share allocation	2.75%		5.07%	[2]
Series 3 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	(29.8)	[1]	(27.9)	[1]	(8.71)	[1],[3]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	$ (55.16)		$ 206.79		$ 58.5	[3]
Net losses from U.S. Treasury notes	$ (0.68)	[1]	$ (0.41)	[1]	$ (0.59)	[1],[3]
Net income (loss) from operations	$ (85.64)		$ 178.48		$ 49.2	[3]
Less profit share allocated to Managing Owner	$ 0.06		$ 47.12		$ 8.67	[3]
Net income (loss) after profit allocation	$ (85.7)		$ 131.36		$ 40.53	[3]
NET ASSET VALUE - Beginning of year/period	1,352.8		1,221.44	[3]	1,180.91	[3]
NET ASSET VALUE - End of year/period	1,267.1		1,352.8		1,221.44	[3]
RETURNS:
Total return before profit share allocation	(6.33%)		13.71%		4.17%	[3]
Profit share allocation	(0.01%)		(2.96%)		(0.74%)	[3]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(6.34%)		10.75%		3.43%	[3]
RATIOS TO AVERAGE TRUST CAPITAL:
Net investment loss	$ (2.27%)		$ (2.19%)		$ (2.14%)	[3]
Total expenses	2.50%		2.55%		2.61%	[3]
Profit share allocation	0.01%		3.70%		0.71%	[3]
Total expenses and profit share allocation	2.51%		6.25%		3.32%	[3]
Series 4 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	(3.46)	[1]	(0.38)	[1],[4]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	$ (54.83)		$ 51.13	[4]
Net losses from U.S. Treasury notes	$ (0.63)	[1]	$ (0.07)	[1],[4]
Net income (loss) from operations	$ (58.92)		$ 50.68	[4]
NET ASSET VALUE - Beginning of year/period	1,366.01	[4]	1,315.33	[4]
NET ASSET VALUE - End of year/period	$ 1,307.09		$ 1,366.01	[4]
RETURNS:
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(4.31%)		3.85%	[4]
RATIOS TO AVERAGE TRUST CAPITAL:
Net investment loss	$ (0.26%)		$ (0.17%)	[4]
Total expenses	0.49%		0.47%	[4]

[1]	Calculated based on the weighted average number of units during the year, see Note 7.
[2]	Series 2 units were first issued on April 1, 2010. Net investment loss and total expense ratios for the period ended December 31, 2010 have been annualized.
[3]	Series 3 units were first issued on September 1, 2009. Net investment loss and total expense ratios for the period ended December 31, 2009 have been annualized.
[4]	Series 4 units were first issued on November 1, 2010. Net investment loss and total expense ratios for the period ended December 31, 2010 have been annualized.

Organization	12 Months Ended
Dec. 31, 2011
Organization [Abstract]
Organization
1.	ORGANIZATION

Global Macro Trust (the "Trust") was organized on July 23, 2001, under the Delaware Statutory Trust Act. At such time, original capital of $400 by Millburn Ridgefield Corporation (the "Managing Owner") and $1,600 by the Initial Unitholder, an affiliated entity, was contributed to the Trust. The Trust commenced trading operations on July 1, 2002. The Trust engages in the speculative trading of futures and forward currency contracts. The instruments that are traded by the Trust are volatile and involve a high degree of market risk.

The Managing Owner manages the business of the Trust and makes all trading decisions.

The Managing Owner has agreed to make additional capital contributions, subject to certain possible exceptions, in order to maintain its capital account at not less than 1% of the total outstanding capital contributions in the Trust (including the Managing Owner's contributions) but in no event shall the Managing Owner invest less than $500,000. The Managing Owner and the holders (the "Unitholders") of the Units of Beneficial Interest ("Units") issued by the Trust will share in any profits and losses of the Trust in proportion to the percentage interest owned by each before brokerage commissions, management fees and profit share allocations.

The Trust will dissolve on December 31, 2031 or at an earlier date if certain conditions occur set forth in the Fourth Amended and Restated Declaration of Trust and the Trust Agreement (the "Agreement").

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States ("U.S. GAAP") as detailed in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("Codification").

Investments — The Trust records its transactions in futures and forward currency contracts and United States ("U.S.") Treasury notes including related income and expenses on a trade date basis.

Open futures contracts are valued at quoted market values. Open forward currency contracts are valued at fair value which is based on pricing models that consider the time value of money and the current market and contractual prices of the underlying financial instruments. Brokerage commissions on futures contracts are expensed when contracts are opened. Realized gains (losses) and changes in unrealized appreciation (depreciation) on futures and forward currency contracts are recognized in the periods in which the contracts are closed or the changes in the value of open contracts occur and are included in net realized and unrealized gains (losses) in the Statements of Operations.

Investments in U.S. Treasury notes are valued at fair value based on the midpoint of bid/ask quotations reported daily at 3 pm EST by Bloomberg. The Trust amortizes premiums and accretes discounts on U.S. Treasury notes. Such securities are normally on deposit with financial institutions (see Note 6) as collateral for performance of the Trust's trading obligations with respect to derivative contracts or are held for safekeeping in a custody account at HSBC Bank USA, N.A.

Cash and Cash Equivalents — Cash and cash equivalents includes cash and investments in Dreyfus Treasury Prime Cash Management, a short term U.S. government securities and related instruments money market fund.

Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated to U.S. Dollars at prevailing exchange rates of such currencies. Purchases and sales of investments are translated to U.S. Dollars at the exchange rate prevailing when such transactions occurred.

Income Taxes — The Income Taxes topic of the Codification clarifies the accounting for uncertainty in tax positions. This requires that the Trust recognize in its financial statements the impact of any uncertain tax positions. Based on a review of the Trust's open tax years, 2008 to 2011, for the U.S. Federal jurisdiction, the New York and Delaware State jurisdictions and the New York City jurisdiction, there are no uncertain tax positions. The Trust is treated as a limited partnership for federal and state income tax reporting purposes and therefore the Unitholders are responsible for the payment of taxes.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements. Actual results could differ from these estimates.

Right of Offset — The customer agreements between the Trust and each of its brokers give the Trust the legal right to net unrealized gains and losses with each broker. Unrealized gains and losses related to offsetting transactions with these brokers are reflected on a net basis in the equity in trading accounts in the Statements of Financial Condition.

Fair Value of Financial Instruments — The fair value of the Trust's assets and liabilities which qualify as financial instruments under the Fair Value Measurements and Disclosures topic of the Codification approximates the carrying amounts presented in the Statements of Financial Condition. The topic defines fair value, establishes a framework for measurement of fair value and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable either directly or indirectly;

Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

In determining fair value, the Trust separates its investments into two categories: cash instruments and derivative contracts.

Cash Instruments — The Trust's cash instruments are generally classified within Level 1 of the fair value hierarchy because they are typically valued using quoted market prices. The types of instruments valued based on quoted market prices in active markets include U.S. government obligations and an investment in a quoted short-term U.S. government securities and related instruments money market fund. The Managing Owner of the Trust does not adjust the quoted price for such instruments even in situations where the Trust holds a large position and a sale could reasonably impact the quoted price.

Derivative Contracts — Derivative contracts can be exchange-traded or over-the-counter ("OTC"). Exchange-traded futures contracts are valued based on quoted closing settlement prices and typically fall within Level 1 of the fair value hierarchy.

OTC derivatives or forward currency contracts are valued based on pricing models that consider the current market prices ("spot prices") plus the time value of money ("forward points") and contractual prices of the underlying financial instruments. The forward points from the quotation service providers are generally in periods of one month, two months, three months and six months forward while the contractual forward delivery dates for the foreign forward currency contracts traded by the Trust may be in between these periods. The Managing Owner's policy is to calculate the forward points for each contract being valued by determining the number of days from the date the forward currency contract is being valued to its maturity date and then using straight-line interpolation to calculate the valuation of forward points for the applicable forward currency contract. Model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within Level 2 of the fair value hierarchy.

During the years ended December 31, 2011 and 2010, there were no transfers of assets or liabilities between Level 1 and Level 2. The following table represents the Trust's investments by hierarchical level as of December 31, 2011 and 2010 in valuing the Trust's investments at fair value. At December 31, 2011 and 2010, the Trust held no assets or liabilities classified in Level 3.

Financial Assets at Fair Value as of December 31, 2011

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$715,128,486	$-	$715,128,486
Short-term money market fund*	42,244,442	-	42,244,442
Exchange-traded futures contracts
Energies	1,259,549	-	1,259,549
Grains	(1,611,884)	-	(1,611,884)
Interest rates	8,374,610	-	8,374,610
Livestock	(24,710)	-	(24,710)
Metals	(704,941)	-	(704,941)
Softs	1,000,821	-	1,000,821
Stock indices	(684,905)	-	(684,905)

Total exchange-traded futures contracts	7,608,540	-	7,608,540

Over-the-counter forward currency contracts	-	4,368,565	4,368,565

Total futures and forward currency contracts (2)	7,608,540	4,368,565	11,977,105

Total financial assets at fair value	$764,981,468	$4,368,565	$769,350,033

Per line item in the Statements of Financial Condition
(1)
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral	$81,045,824
Investments in U.S. Treasury notes held in custody	634,082,662
Total investments in U.S. Treasury notes	$715,128,486

(2)
Net unrealized appreciation on futures and forward currency contracts	$12,894,380
Net unrealized depreciation on futures and forward currency contracts	(917,275)
Total unrealized appreciation and depreciation on futures and forward currency contracts	$11,977,105

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Financial Assets at Fair Value as of December 31, 2010

	Level 1	Level 2	Total

U.S. Treasury notes (1)	$801,553,608	$-	$801,553,608
Short-term money market fund*	47,651,151	-	47,651,151
Exchange-traded futures contracts
Energies	1,647,872	-	1,647,872
Grains	5,728,407	-	5,728,407
Interest rates	1,327,790	-	1,327,790
Livestock	283,540	-	283,540
Metals	9,307,589	-	9,307,589
Softs	2,630,682	-	2,630,682
Stock indices	5,538,955	-	5,538,955

Total exchange-traded futures contracts	26,464,835	-	26,464,835

Over-the-counter forward currency contracts	-	10,937,394	10,937,394

Total futures and forward currency contracts (2)	26,464,835	10,937,394	37,402,229

Total financial assets at fair value	$875,669,594	$10,937,394	$886,606,988

Per line item in the Statements of Financial Condition

(1)
Investments in U.S. Treasury notes held in brokers' trading accounts as collateral	$147,055,005
Investments in U.S. Treasury notes held in custody	654,498,603
Total investments in U.S. Treasury notes	$801,553,608

(2)
Net unrealized appreciation on futures and forward currency contracts	$37,402,229
Net unrealized depreciation on futures and forward currency contracts	-
Total unrealized appreciation and depreciation on futures and forward currency contracts	$37,402,229

*The short-term money market fund is included in Cash and Cash Equivalents on the Statements of Financial Condition.

Recent Accounting Standards —In December 2011, FASB issued ASU 2011-11, "Disclosures about Offsetting Assets and Liabilities" which creates a new disclosure requirement about the nature of an entity's rights of setoff and the related arrangement associated with its financial instruments and derivative instruments. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the Statements of Financial Condition and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Trust should also provide the disclosures retrospectively for all comparative periods presented. The Managing Owner is currently evaluating the impact that the standard would have on the financial statements.

Trust Agreement	12 Months Ended
Dec. 31, 2011
Trust Agreement [Abstract]
Trust Agreement
3.	TRUST AGREEMENT

With the effectiveness of the Trust's Registration Statement on August 12, 2009, the Trust began to offer Series 2, Series 3 and Series 4 units. The only units offered prior to such date were Series 1 units. Series 2, Series 3 and Series 4 units were first issued April 1, 2010, September 1, 2009 and November 1, 2010, respectively.

Series 1 Unitholders pay brokerage fees to the Managing Owner at the annual rate of up to 7.0% of their average month-end Net Assets Value (prior to reduction for accrued brokerage commissions or Profit Share). Series 1 Unitholders who make net capital investments into Series 1 of $100,000 or more or who had previously invested through asset-based fee or fixed fee investment programs are charged less than the annual brokerage rate of 7.0% as follows:

Net Capital Investments	Brokerage Fees

$100,000–$499,999	6.50%
$500,000–$999,999	6.00
Greater than $1,000,000	5.50
Asset-based or fixed fee investment programs	4.00

Brokerage fees are charged to capital accounts of the Managing Owner, its principals, their respective affiliates or the New Profit Memo Account only to the extent of charges paid to third party executing and clearing brokers. In order to maintain a uniform Net Asset Value per Unit, additional Units are issued to Series 1 Unitholders who are charged less than a 7.0% brokerage fee.

The Managing Owner, not the Trust, pays the allocable share to Series 1 of all routine costs of executing and clearing the Trust's futures trades including brokerage commissions payable to the clearing brokers and electronic platform trading costs. The Managing Owner also pays, from its own funds, selling commissions on all sales of Series 1 Units.

The Trust pays the Managing Owner a management fee of 2% per year of the Trust's Net Asset Value (before management fee and profit share calculations) attributable to Series 2 and 3 Units. In addition, Series 2 Unitholders pay an annual custodial fee of 0.25% of their attributable Net Asset Value before management fee and profit share calculations. Series 2, 3 and 4 Units are also charged for their pro rata share of the Trust's actual trade execution and clearing costs including electronic platform trading costs. Series 4 Unitholders are not charged a management fee.

The Agreement provides that the Managing Owner's profit share, equal to 20% of New Trading Profits in excess of the highest cumulative level of Trading Profit as of any previous calendar year-end, is charged to the Unitholders' capital accounts. The highest cumulative level of Trading Profit is maintained separately for Series 1 and Series 2 and 3 Unitholders in the aggregate. Series 4 Unitholders are not charged profit share. New Trading Profits include realized and unrealized trading profits (losses), brokerage fees, trading-related expenses and administrative expenses. New Trading Profits do not include interest income. For Unitholders' redemptions during the year, the profit share calculation shall be computed as though the redemption occurred at year-end. Profit share attributable to interests redeemed during a year is tentatively credited to an account maintained for bookkeeping purposes called New Profit Memo Account. Any profit share charged is added to the Managing Owner's capital account to the extent that net taxable capital gains are allocated to the Managing Owner. The remainder of such profit share, if any, is added to the New Profit Memo Account. The Managing Owner may not make any withdrawal from the balance in the New Profit Memo Account. If, at the end of a subsequent year, net taxable gains are allocated to the Managing Owner in excess of such year's profit share, a corresponding amount is transferred from the New Profit Memo Account to the Managing Owner's capital account.

The Trust will pay its legal, accounting, auditing, printing, postage and similar administrative expenses (including Trustees' fees, accounting services fees and the expenses of updating the Prospectus) as well as extraordinary costs. The Managing Owner, at its discretion, may reimburse certain expenses paid by the Trust.

Units may be redeemed at the option of any Unitholder at Net Asset Value (as defined in the Agreement) as of the close of business on the last business day of any calendar month on ten business days written notice to the Managing Owner. Series 1 Unitholders who redeem Units at or prior to the end of the first consecutive six-month and five-month periods after such Units are sold shall be assessed redemption charges calculated based on their redeemed Units' Net Asset Value as of the date of redemption as follows:

	Redemption Charges
Subscriptions	First 6 Months	Second 5 Months

Less than $100,000	4.0%	3.0%
$100,000–$499,999	3.5	2.5
$500,000–$999,999	3.0	2.0
Greater than $1,000,000	2.5	1.5

All redemption charges will be paid to the Managing Owner. At December 31, 2011 and 2010, $801 and $1,276, respectively, of redemption charges were owed to the Managing Owner and are included in "Due to Managing Owner" in the Statements of Financial Condition. The aggregate amount of redemption charges paid to the Managing Owner for the years ended December 31, 2011, 2010, and 2009, were $18,650, $17,207, and $266,979, respectively.

Due From/To Brokers	12 Months Ended
Dec. 31, 2011
Due From/To Brokers [Abstract]
Due From/To Brokers
4.	DUE FROM/TO BROKERS

At December 31, 2011 and 2010, due from and due to brokers balances in the Statements of Financial Condition include net cash receivable from each broker and net cash payable to each broker, respectively.

Trading Activities	12 Months Ended
Dec. 31, 2011
Trading Activities [Abstract]
Trading Activities
5.	TRADING ACTIVITIES

The Trust conducts its futures trading with various futures commission merchants ("FCMs") on futures exchanges and its forward currency trading with various banks or dealers ("Dealers") in the interbank markets. Substantially all assets included in the Trust's equity in trading accounts and certain liability accounts, as discussed below, were held as collateral by such FCMs in either U.S. regulated segregated accounts (for futures contracts traded on U.S. exchanges) or non-U.S. secured accounts (for futures contracts traded on non-U.S. exchanges) as required by U.S. Commodity Futures Trading Commission's regulations or held as collateral by the Dealers.

Liabilities in the Statements of Financial Condition that are components of "Total equity in trading accounts" include net unrealized depreciation on open futures and forward currency contracts, cash denominated in foreign currencies and due to brokers.

The Trust enters into contracts with various institutions that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Derivative Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments [Abstract]
Derivative Instruments
6.	DERIVATIVE INSTRUMENTS

The Trust is party to derivative financial instruments in the normal course of its business. These financial instruments include futures and forward currency contracts which may be traded on an exchange or OTC contracts.

The Trust records its derivative activities on a mark-to-market basis as described in Note 2. For OTC contracts, the Trust enters into master netting agreements with its counterparties. Therefore, assets represent the Trust's unrealized gains less unrealized losses for OTC contracts in which the Trust has a master netting agreement. Similarly, liabilities represent net amounts owed to counterparties on OTC contracts.

Futures contracts are agreements to buy or sell an underlying asset or index for a set price in the future. Initial margin deposits are made upon entering into futures contracts and can be either in cash or treasury securities. Open futures contracts are revalued on a daily basis to reflect the market value of the contracts at the end of each trading day. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When a contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. The Trust bears the market risk that arises from changes in the value of these financial instruments.

Forward currency contracts entered into by the Trust represent a firm commitment to buy or sell an underlying currency at a specified value and point in time based upon an agreed or contracted quantity. The ultimate gain or loss is equal to the difference between the value of the contract at the onset and the value of the contract at settlement date.

Each of these financial instruments is subject to various risks similar to those related to the underlying financial instruments including market risk, credit risk and sovereign risk.

Market risk is the potential change in the value of the instruments traded by the Trust due to market changes including interest and foreign exchange rate movements and fluctuations in futures or security prices. Market risk is directly impacted by the volatility and liquidity in the markets in which the related underlying assets are traded. The financial instruments traded by the Trust contain varying degrees of off-balance sheet risk whereby changes in the market values of the futures and forward currency contracts and the Trust's satisfaction of its obligations related to such market value changes may exceed the amount recognized in the Statements of Financial Condition.

Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk is normally reduced to the extent that an exchange or clearing organization acts as a counterparty to futures transactions since typically the collective credit of the members of the exchange is pledged to support the financial integrity of the exchange. In the case of OTC transactions, the Trust must rely solely on the credit of the individual counterparties. The contract amounts of the forward and futures contracts do not represent the Trust's risk of loss due to counterparty nonperformance. The Trust's exposure to credit risk associated with counterparty nonperformance of these contracts includes unrealized gains inherent in such contracts, which are recognized in the Statements of Financial Condition, plus the value of margin or collateral held by the counterparty. The amount of such credit risk was $32,236,730 and $90,603,180 at December 31, 2011 and 2010, respectively.

The Managing Owner has established procedures to actively monitor market risk and minimize credit risk although there can be no assurance that it will in fact succeed in doing so. The Managing Owner's market risk control procedures include diversification of the Trust's portfolio and continuously monitoring the portfolio's open positions, historical volatility and maximum historical loss. The Managing Owner seeks to minimize credit risk primarily by depositing and maintaining the Trust's assets at financial institutions and brokers which the Managing Owner believes to be creditworthy. The Trust's trading activities are primarily with brokers and other financial institutions located in North America, Europe and Asia. All futures transactions of the Trust are cleared by major securities firms, pursuant to customer agreements, including Barclays Capital Inc., Deutsche Bank Securities Inc. (a wholly owned subsidiary of Deutsche Bank AG), J.P. Morgan Securities LLC., Merrill Lynch, Pierce, Fenner & Smith Incorporated and Newedge USA, LLC (a wholly owned subsidiary of Newedge Group which is owned by Société Générale (50%) and Calyon (50%)). For all forward currency transactions, the Trust utilizes three prime brokers, Barclays Bank PLC, Deutsche Bank AG and Morgan Stanley & Co., LLC.

The Trust is subject to sovereign risk such as the risk of restrictions being imposed by foreign governments on the repatriation of cash and the effect of political or economic uncertainties. Net unrealized appreciation (depreciation) on futures and forward currency contracts are denominated in the functional currency (U.S. Dollar). Cash settlement of futures and forward currency contracts is made in the local currency (settlement currency) and then translated to U.S. Dollars.

Net unrealized appreciation (depreciation) on futures and forward currency contracts by settlement currency type, denominated in U.S. Dollars, is detailed below:

	December 31,
	2011		2010
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$1,181,145	9.86%	$1,643,420	4.39%
British pound	268,046	2.24	954,935	2.55
Canadian dollar	793,734	6.63	1,325,243	3.54
Czech koruna	148,481	1.24	(35,527)	(0.09)
Euro	3,382,866	28.24	675,680	1.81
Hong Kong dollar	(29,417)	(0.25)	301,679	0.81
Hungarian forint	115,728	0.97	(47,422)	(0.13)
Japanese yen	2,674,868	22.33	(1,118,237)	(2.99)
Korean won	(187,989)	(1.57)	1,926,819	5.15
Mexican peso	(537)	(0.00)	48,949	0.13
New Zealand dollar	551,053	4.60	(479,061)	(1.28)
Norwegian krone	(878,248)	(7.33)	1,572,029	4.20
Polish zloty	(29,114)	(0.24)	181,184	0.49
Romanian leu	28,100	0.23	5,336	0.02
Singapore dollar	84,101	0.70	173,541	0.46
South African rand	(9,218)	(0.08)	384,474	1.03
Swedish krona	(328,241)	(2.74)	776,341	2.08
Swiss franc	607,933	5.08	(533,492)	(1.43)
Taiwan dollar	(148,333)	(1.24)	685,814	1.83
Thai baht	6,878	0.06	16,258	0.04
Turkish lira	(55,283)	(0.46)	(1,344,384)	(3.59)
U.S. dollar	3,800,552	31.73	30,288,650	80.98

Total	$11,977,105	100.00%	$37,402,229	100.00%

The Derivatives and Hedging topic of the Codification requires qualitative disclosure about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.

The Trust's market risk is influenced by a wide variety of factors including the level and volatility of interest rates, exchange rates, equity price levels, the market value of financial instruments and contracts, the diversification effects among the Trust's open positions and the liquidity of the markets in which it trades.

The Trust engages in the speculative trading of futures and forward contracts on agricultural commodities, currencies, energies, interest rates, metals and stock indices. The following were the primary trading risk exposures of the Trust at December 31, 2011 and 2010 by market sector:

Agricultural (grains, livestock and softs) – The Trust's primary exposure is to agricultural price movements, which are often directly affected by severe or unexpected weather conditions as well as supply and demand factors.

Currencies – Exchange rate risk is a principal market exposure of the Trust. The Trust's currency exposure is to exchange rate fluctuations, primarily fluctuations which disrupt the historical pricing relationships between different currencies and currency pairs. The fluctuations are influenced by interest rate changes as well as political and general economic conditions. The Trust trades in a large number of currencies including cross-rates—e.g., positions between two currencies other than the U.S. dollar.

Energies – The Trust's primary energy market exposure is to gas and oil price movements often resulting from political developments in the Middle East and economic conditions worldwide. Energy prices are volatile and substantial profits and losses have been and are expected to continue to be experienced in this market.

Interest Rates – Interest rate movements directly affect the price of the sovereign bond futures positions held by the Trust and indirectly the value of its stock index and currency positions. Interest rate movements in one country as well as relative interest rate movements between countries may materially impact the Trust's profitability. The Trust's primary interest rate exposure is to interest rate fluctuations in countries or regions including Australia, Canada, Japan, Switzerland, the United Kingdom, the U.S. and the Eurozone. However, the Trust also may take positions in futures contracts on the government debt of other nations. The Managing Owner anticipates that interest rates in these industrialized countries or areas, both long-term and short-term, will remain the primary interest rate market exposure of the Trust for the foreseeable future.

Metals – The Trust's metals market exposure is to fluctuations in the price of aluminum, copper, gold, lead, nickel, palladium, platinum, silver, tin and zinc.

Stock Indices – The Trust's equity exposure through stock index futures is to equity price risk in the major industrialized countries as well as other countries.

The Derivatives and Hedging topic of the Codification requires entities to recognize in the Statements of Financial Condition all derivative contracts as assets or liabilities. Fair value of futures and forward currency contracts in a net asset position are recorded in the Statements of Financial Condition as "Net unrealized appreciation on open futures and forward currency contracts." Fair value of futures and forward currency contracts in a liability position are recorded in the Statements of Financial Condition as "Net unrealized depreciation on open futures and forward currency contracts." The Trust's policy regarding fair value measurement is discussed in Note 2.

Since the derivatives held or sold by the Trust are for speculative trading purposes, derivative instruments are not designated as hedging instruments under the provisions of the Derivatives and Hedging guidance. Accordingly, all realized gains and losses as well as any change in net unrealized gains or losses on open positions from the preceding period are recognized as part of the Trust's trading gains and losses in the Statements of Operations.

The following tables present the fair value of open futures and forward currency contracts, held long or sold short, at December 31, 2011 and 2010. Fair value is presented on a gross basis even though the contracts are subject to master netting agreements and qualify for net presentation in the Statements of Financial Condition.

Fair Value of Futures and Forward Currency Contracts at December 31, 2011

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$20,943	$(338,884)	$1,602,200	$(24,710)	$1,259,549
Grains	740,413	-	-	(2,352,297)	(1,611,884)
Interest rates	8,941,748	(490,379)	15,566	(92,325)	8,374,610
Livestock	-	-	43,060	(67,770)	(24,710)
Metals	184,553	(1,266,925)	1,913,004	(1,535,573)	(704,941)
Softs	6,843	(413,145)	1,560,188	(153,065)	1,000,821
Stock indices	-	(36,565)	968,194	(1,616,534)	(684,905)

Total futures contracts	9,894,500	(2,545,898)	6,102,212	(5,842,274)	7,608,540

Forward currency contracts	2,688,904	(3,722,609)	8,706,240	(3,303,970)	4,368,565

Total futures and forward currency contracts	$12,583,404	$(6,268,507)	$14,808,452	$(9,146,244)	$11,977,105

Fair Value of Futures and Forward Currency Contracts at December 31, 2010

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$3,578,697	$(604,025)	$-	$(1,326,800)	$1,647,872
Grains	6,435,870	-	-	(707,463)	5,728,407
Interest rates	1,906,539	(446,636)	93,822	(225,935)	1,327,790
Livestock	578,540	-	-	(295,000)	283,540
Metals	10,487,557	-	-	(1,179,968)	9,307,589
Softs	2,899,490	(6,496)	17,158	(279,470)	2,630,682
Stock indices	6,102,368	(1,061,589)	504,746	(6,570)	5,538,955

Total futures contracts	31,989,061	(2,118,746)	615,726	(4,021,206)	26,464,835

Forward currency contracts	17,229,470	(2,951,060)	4,884,986	(8,226,002)	10,937,394

Total futures and forward currency contracts	$49,218,531	$(5,069,806)	$5,500,712	$(12,247,208)	$37,402,229

The effect of trading futures and forward currency contracts is represented on the Statements of Operations for the years ended December 31, 2011, 2010 and 2009 as "Net realized gains (losses) on closed positions: Futures and forward currency contracts" and "Net change in unrealized: Futures and forward currency contracts." These trading gains and losses are detailed below:

Sector	2011	2010	2009

Futures contracts:
Currencies	$-	$-	$12,863
Energies	7,688,026	(6,296,617)	(20,943,376)
Grains	(10,817,032)	14,680,492	(6,699,369)
Interest rates	74,456,429	78,525,936	(19,513,721)
Livestock	(2,910,290)	(531,000)	2,065,620
Metals	(974,007)	12,922,817	(11,958,920)
Softs	(1,791,425)	7,618,692	(218,950)
Stock indices	(66,244,167)	(2,020,460)	7,916,951

Total futures contracts	(592,466)	104,899,860	(49,338,902)

Forward currency contracts	(33,057,050)	25,264,096	(9,399,089)

Total futures and forward currency contracts	$(33,649,516)	$130,163,956	$(58,737,991)

The following table presents average notional value by sector in U.S. Dollars of open futures and forward currency contracts for the years ended December 31, 2011, 2010 and 2009. The Trust's average Net Asset Value during 2011, 2010 and 2009 was approximately and $851,000,000, $866,000,000 and $931,000,000, respectively.

	2011		2010		2009
Sector	Long Positions	Short Positions	Long Positions	Short Positions	Long Positions	Short Positions

Futures contracts:
Currencies	$-	$-	$-	$-	$-	$3,320,750
Energies	127,381,359	48,647,953	183,992,274	116,768,010	109,535,870	113,200,422
Grains	53,980,643	40,497,833	57,678,838	40,281,856	22,378,090	53,157,025
Interest rates	1,079,809,596	61,557,330	1,274,911,920	47,891,170	936,859,841	38,825,820
Livestock	5,927,944	7,597,444	16,433,746	5,323,786	-	26,230,698
Metals	81,393,624	40,499,934	115,309,169	11,071,090	52,829,526	39,335,538
Softs	17,865,981	10,367,157	29,206,211	7,135,608	20,257,081	13,534,675
Stock indices	244,479,325	70,839,469	478,292,206	14,482,348	344,334,006	85,714,579

Total futures contracts	1,610,838,472	280,007,120	2,155,824,364	242,953,868	1,486,194,414	373,319,507

Forward currency contracts	714,484,864	292,797,211	876,153,841	358,871,897	473,904,261	200,256,650

Total average notional	$2,325,323,336	$572,804,331	$3,031,978,205	$601,825,765	$1,960,098,675	$573,576,157

Notional values in the interest rate sector were calculated by converting the notional value in local currency of all open interest rate futures positions to 10-year equivalent fixed income instruments, translated to U.S. Dollars at each quarter-end during 2011, 2010, and 2009. The 10-year note is often used as a benchmark for many types of fixed-income instruments and the Managing Owner believes it is a more meaningful representation of notional values of the Trust's open interest rate positions.

Financial Highlights	12 Months Ended
Dec. 31, 2011
Financial Highlights [Abstract]
Financial Highlights
7.	FINANCIAL HIGHLIGHTS

Per Unit operating performance for Series 1, 2, 3 and 4 Units is calculated based on Unitholders' trust capital for each Series taken as a whole utilizing the beginning and ending Net Asset Value per unit and weighted average number of units during the period/year. Weighted average number of units for each Series is detailed below:

	Years ended December 31,
	2011		2010		2009		Date of issuance

Series 1	645,173.947	(1)	687,898.790	(1)	753,054.008	(1)	July 23, 2001
Series 2	156.318	(1)	64.584	(2)	n/a		April 1, 2010
Series 3	21,549.160	(1)	5,536.921	(1)	1,322.314	(3)	September 1, 2009
Series 4	532.525	(1)	34.462	(4)	n/a		November 1, 2010

(1) January 1 - December 31

(2) April 1 - December 31

(3) September 1 - December 31

(4) November 1 - December 31

Returns and ratios are calculated for each Series taken as a whole. An individual Unitholder's per unit operating performance may vary based on the timing of capital transactions and differences in individual Unitholder's brokerage fee (for Series 1), management fee (for Series 2 and 3) and profit share allocation arrangements. Net investment loss and total expense ratios have been annualized for reporting periods consisting of less than twelve months.

Redemption Payable To Managing Owner	12 Months Ended
Dec. 31, 2011
Redemption Payable To Managing Owner [Abstract]
Redemption Payable To Managing Owner
8.	REDEMPTION PAYABLE TO MANAGING OWNER

At December 31, 2011 and 2010, redemptions payable of $1,259 and $262,829, respectively, was related to profit share allocated to the Managing Owner at each year-end and redeemed.